Management of Financial Risk (Disclosure of Nature and Extent Arising from Financial Instruments - Currency Risk) (Details)
S/ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of Foreign denominated items	S/ 222	$ 2,309	$ 1,089	$ 2,645
Change percentage, currency	(10.00%)	(10.00%)	(10.00%)	(10.00%)
CANADA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change percentage, currency	(10.00%)	(10.00%)	(10.00%)	(10.00%)
CANADA | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net						$ (15,254)		$ (11,981)			$ (6,258)		$ (4,818)
CANADA | Currency risk [member] | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net						1,402					626
CANADA | Currency risk [member] | Marketable Securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net						1,348
CANADA | Currency risk [member] | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net						53					310
CANADA | Currency risk [member] | Investments In Associate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net											1,373
CANADA | Currency risk [member] | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net						(17,838)					(8,549)
CANADA | Currency risk [member] | Due to Related Party [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net						(12)					$ (18)
CANADA | Currency risk [member] | Other Liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net						$ (207)
PERU | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net	S/ (8,839)							(2,439)	S/ (6,814)				(2,054)
PERU | Currency risk [member] | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/	9,658								2,293
PERU | Currency risk [member] | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/	3,563								1,827
PERU | Currency risk [member] | Income Tax Receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/	6,915								8,451
PERU | Currency risk [member] | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/	(28,046)								S/ (19,385)
PERU | Currency risk [member] | Provisions Current [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/	100
PERU | Currency risk [member] | Income Tax Payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/	(275)
PERU | Currency risk [member] | Provisions Noncurrent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/	S/ (754)
MEXICO | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					$ (506,735)			(25,402)		$ (444,407)			(23,582)
MEXICO | Currency risk [member] | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					3,117					13,103
MEXICO | Currency risk [member] | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					108,569					3,972
MEXICO | Currency risk [member] | VAT - long term receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					67,542					10,715
MEXICO | Currency risk [member] | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					(311,747)					(214,679)
MEXICO | Currency risk [member] | Provisions Current [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					(4,871)					(3,942)
MEXICO | Currency risk [member] | Income Tax Payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					(297,083)					(161,900)
MEXICO | Currency risk [member] | Other Liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					(5,160)					(4,217)
MEXICO | Currency risk [member] | Provisions Noncurrent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					$ (67,102)					$ (87,459)
ARGENTINA | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net							$ 2,442,206	$ 29,091				$ 714,786	$ 11,815
ARGENTINA | Currency risk [member] | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net							2,326					11,762
ARGENTINA | Currency risk [member] | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net							3,281,760					117,539
ARGENTINA | Currency risk [member] | VAT - long term receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net												2,039,929
ARGENTINA | Currency risk [member] | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net							(764,331)					$ (1,454,444)
ARGENTINA | Currency risk [member] | Provisions Current [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net							$ (77,549)